Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Estimated Fair Values Of The Assets Acquired And Liabilities Assumed
The following table contains the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for all acquisitions during the periods presented, and any additional consideration paid for prior years’ acquisitions. The majority of the goodwill included in the table below is expected to provide an income tax benefit.

	2013	2012	2011
Accounts receivable	$12.7	$11.5	$1.5
Inventory	15.0	21.1	1.8
Property, plant and equipment	16.1	15.7	1.1
Goodwill (See Note E)	6.1	60.2	1.9
Other intangible assets (See Note E)	12.3	109.8	—
Other current and long-term assets	.4	10.2	—
Current liabilities	(19.5)	(7.6)	(1.2)
Long-term liabilities	(6.4)	(9.5)	(.4)
Additional consideration for prior years’ acquisitions	—	.2	1.9
Fair value of net identifiable assets	36.7	211.6	6.6
Less: Bargain purchase gain	8.8	—	—
Net cash consideration	$27.9	$211.6	$6.6

Businesses That Were Previously Not Wholly Owned
We also increased our ownership portion to 100% for the following businesses that were previously not wholly owned:

	Year Ended December 31
	2013	2012	2011
Cash outlay associated with acquisition of noncontrolling interest - Specialized Products	$—	$—	$13.6
The following table summarizes acquisitions for the periods presented.

Year Ended	Number of Acquisitions	Segment	Product/Service
December 31, 2013	4	Residential Furnishings (1); Industrial Materials (2); Specialized Products (1)	Geotextile products; Tubing for the aerospace industry (2); Innerspring unit wire-forming machines
December 31, 2012	5	Residential Furnishings (2); Industrial Materials (3)	Gel components; Warehouse/distribution services; Tubing for the aerospace industry; Wire partitions; Tube fabrication
December 31, 2011	2	Residential Furnishings	Furniture hardware and Geo textiles